Document and Entity Information	Apr. 26, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CENTERPOINT ENERGY INC
Amendment Flag	false
Entity Central Index Key	0001130310
Document Type	8-K
Document Period End Date	Apr. 26, 2021
Entity Incorporation State Country Code	TX
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares
Trading Symbol	CNP
Security Exchange Name	CHX
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares for 1/20 of 7.00% Series B Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol	CNP/PB
Security Exchange Name	NYSE